DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	AutoChina International Ltd
Entity Central Index Key	0001417370
Entity Filer Category	Accelerated Filer
Trading Symbol	autcf
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012